DEBT FACILITIES - Disclosure of Detailed Information About Debt Activity (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about borrowings [line items]
Beginning debt facilities	$ 181,234	$ 152,708
Gross proceeds from debt financing		230,000
Portion allocated to equity reserves from debt financing		(42,340)
Interest expense	2,137	3,383
Accretion	8,673	7,158
Proceeds from drawdown of revolving credit facility	50,000	30,000
Repayments of principal	(30,000)	(165,576)
Conversion of senior convertible notes to common shares		(23,230)
Transaction costs		(7,325)
Payments of finance costs	(1,682)	(3,544)
Ending debt facilities	210,362	181,234
Current portion of debt facilities	551	125
Non-current portion of debt facilities	209,811	181,108
Balance at December 31	210,362	181,234
Convertible Debentures [Member]
Disclosure of detailed information about borrowings [line items]
Beginning debt facilities	181,178	142,825
Gross proceeds from debt financing		230,000
Portion allocated to equity reserves from debt financing		(42,340)
Interest expense	896	2,846
Accretion	8,673	6,809
Proceeds from drawdown of revolving credit facility	0	0
Repayments of principal	0	(125,576)
Conversion of senior convertible notes to common shares		(23,230)
Transaction costs		(7,224)
Payments of finance costs	(505)	(2,932)
Ending debt facilities	190,242	181,178
Current portion of debt facilities	431	69
Non-current portion of debt facilities	189,811	181,108
Balance at December 31	190,242	181,178
Revolving Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Beginning debt facilities	56	9,883
Gross proceeds from debt financing		0
Portion allocated to equity reserves from debt financing		0
Interest expense	1,241	537
Accretion	0	349
Proceeds from drawdown of revolving credit facility	50,000	30,000
Repayments of principal	(30,000)	(40,000)
Conversion of senior convertible notes to common shares		0
Transaction costs		(101)
Payments of finance costs	(1,177)	(612)
Ending debt facilities	20,120	56
Current portion of debt facilities	120	56
Non-current portion of debt facilities	20,000	0
Balance at December 31	$ 20,120	$ 56